6. Leases (Details 4) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Finance Leases
2020	$ 67,060
2021	39,119
Total minimum lease payments	106,179
Less amount representing interest	(6,356)
Present value of net minimum lease payments	$ 99,823	$ 266,747